UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811 - 22463

Ironwood Institutional Multi-Strategy Fund LLC

(Exact name of registrant as specified in charter)

One Market Plaza, Steuart Tower, Suite 2500

San Francisco, CA 94105
(Address of principal executive offices)(Zip code)

_________________________________________

Jonathan Gans

Chief Executive Officer and President

c/o Ironwood Capital Management Corporation
One Market Plaza, Steuart Tower, Suite 2500
San Francisco, CA 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 777-2400

Date of fiscal year end: April 30

Date of reporting period: October 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless a shareholder specifically requests paper copies of the reports from the Fund or its transfer agent, BNY Mellon. Instead, the reports will be made available on a website, and shareholders will be notified by mail each time a report is posted and provided with a website link to access the report.

Shareholders who have already elected to receive shareholder reports electronically will not be affected by this change and need not take any action. Shareholders may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at (888) 999-2678.

Shareholders may elect to receive all future reports in paper free of charge. Shareholders can inform the Fund that they wish to continue receiving paper copies of shareholder reports by contacting the Fund at (888) 999-2678

The Fund’s report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1) is as follows:

Consolidated Financial Statements

Ironwood Institutional Multi-Strategy Fund LLC

Six Months Ended October 31, 2019

(Unaudited)

Ironwood Institutional Multi-Strategy Fund LLC

Consolidated Financial Statements

Six Months Ended October 31, 2019

(Unaudited)

Ironwood Institutional Multi-Strategy Fund LLC
Consolidated Statement of Assets and Liabilities
October 31, 2019
(Unaudited)

Assets
Cash and cash equivalents	$340,724,991
Investments in investment funds, at fair value (cost $1,725,137,721)	2,238,687,671
Dividends receivable	476,092
Other assets	187,378
Total assets	2,580,076,132

Liabilities
Subscriptions received in advance	11,996,359
Subscriptions received in advance from Ironwood Multi-Strategy Fund LLC	9,734,342
Payable to Adviser	7,584,638
Accrued expenses	251,385
Total liabilities	29,566,724

Commitments and contingencies (see Note 10)

Net assets	$2,550,509,408

Net assets consist of:
Paid-in capital	$2,450,710,401
Accumulated earnings	99,799,007
Net assets	$2,550,509,408

Net asset value per unit
2,208,879.13 units issued and outstanding, no par value	$1,154.66

See accompanying notes to consolidated financial statements.

2

Ironwood Institutional Multi-Strategy Fund LLC
Consolidated Schedule of Investments
October 31, 2019
(Unaudited)

Description	Cost	Fair Value	Percent of Net Assets	Next Available Redemption Date (1)	Liquidity (2)

Investment Funds
Relative Value:
Alphadyne Global Rates Fund II, Ltd.	$35,000,000	$46,075,483	1.81%	12/31/2019	Quarterly (3)
Alphadyne International Fund, Ltd.	16,000,000	16,648,146	0.65	12/31/2019	Quarterly (3)
Citadel Kensington Global Strategies Fund Ltd.	121,572,254	206,413,232	8.09	12/31/2019	Quarterly (4)
D.E. Shaw Composite International Fund	76,672,762	144,359,917	5.66	12/31/2019	Quarterly (5)
D.E. Shaw Valence International Fund, LP	32,000,000	49,405,742	1.94	12/31/2019	Quarterly (6)
ExodusPoint Partners International Fund, Ltd.	120,000,000	126,597,163	4.96	12/31/2019	Quarterly (3)
Tilden Park Offshore Investment Fund Ltd.	93,500,000	112,903,562	4.43	12/31/2019	Quarterly (3)
Two Sigma Absolute Return Cayman Fund, Ltd.	46,000,000	54,804,581	2.15	11/30/2019	Monthly
Two Sigma Risk Premia Cayman Fund, Ltd.	35,500,000	39,496,531	1.55	11/30/2019	Monthly
Two Sigma Risk Premia Enhanced Cayman Fund, Ltd.	35,500,000	40,555,960	1.59	11/30/2019	Monthly
Two Sigma Spectrum Cayman Fund, Ltd.	17,603,732	18,891,067	0.74	12/31/2019	Quarterly
Total Relative Value	629,348,748	856,151,384	33.57

Market Neutral and Low Net Equity:
Arrostreet Capital Global Equity Long/Short Fund (Feeder) Limited	96,000,000	98,100,841	3.85	11/15/2019	Semi-monthly
Holocene Advisors Offshore Fund Ltd.	105,500,000	132,374,135	5.19	12/31/2019	Quarterly (3)
Millennium International, Ltd.	144,072,870	217,478,156	8.53	12/31/2019	Quarterly (7)
Suvretta Offshore Fund, Ltd	46,556,393	69,275,449	2.71	12/31/2019	Quarterly
Suvretta Partners, LP*	52,000,000	65,311,283	2.56	12/31/2019	Quarterly
Woodline Offshore Fund Ltd.	73,000,000	73,354,264	2.87	9/30/2020	Quarterly (3)
Total Market Neutral and Low Net Equity	517,129,263	655,894,128	25.71

Event-Driven:
Elliott International Limited	173,152,821	222,358,464	8.72	12/31/2019	Quarterly (8)
HG Vora Special Opportunities Fund, LP*	89,000,000	107,044,088	4.20	12/31/2019	Quarterly (3)
HG Vora Special Opportunities Fund, Ltd.	78,937,764	110,827,315	4.34	12/31/2019	Quarterly (3)
XPI Holdings I Ltd	9,992	6,120	0.00	n/a	Other (11)
Total Event-Driven	341,100,577	440,235,987	17.26

Distressed and Credit Securities:
Cerberus Global NPL Feeder Fund, LP	18,072,047	25,210,453	0.99	n/a	Other (9)
Cerberus International II, Ltd.	91,309,502	97,688,648	3.83	12/31/2019	Semi-annually (10)
Cerberus International SPV, Ltd.	495,239	764,042	0.03	n/a	Other (11)
Cerberus International, Ltd.**	163,054	231,090	0.01	n/a	Other (11)
Silver Point Capital Offshore Fund, Ltd.	127,519,291	162,511,939	6.37	12/31/2019	Annually
Total Distressed and Credit Securities	237,559,133	286,406,172	11.23

Total investments in investment funds	$1,725,137,721	$2,238,687,671	87.77%

Other assets, less liabilities		311,821,737	12.23

Net assets		$2,550,509,408	100.00%

See accompanying notes to consolidated financial statements.

3

Ironwood Institutional Multi-Strategy Fund LLC
Consolidated Schedule of Investments (continued)
October 31, 2019
(Unaudited)

All investment funds are domiciled in the Cayman Islands except as noted.
*	Investment fund is domiciled in the United States.
**	Investment fund is domiciled in the Bahamas.
Complete information about all of the investment funds’ underlying investments is not readily available.
(1)	Investments in investment funds may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after October 31, 2019 that a redemption from a tranche is available without a redemption fee.
(2)	Available frequency of redemptions without a redemption fee after initial lock-up period, if any. Different tranches may have different liquidity terms. Redemption notice periods range from 9 to 120 days. Lock-up periods range from 12 to 24 months. It is unknown when restrictions will lapse for any fund level gates, suspensions, or side pockets.
(3)	Subject to a 25% quarterly investor level gate.
(4)	Approximately 80% of this investment is available for redemption quarterly subject to a 10% investor level gate. If fund level redemptions are less than 5%, then the 10% investor level gate does not apply. Approximately 4% of this investment is available for redemption every 24 months. The remaining 16% of this investment is available for redemption every 18 months; after the next available redemption date, it will be available for redemption every 24 months.
(5)	Subject to a 12.5% quarterly investor level gate.
(6)	Subject to an 8.33% investor level gate. If fund level redemptions are less than 8.33%, then the 8.33% investor level gate does not apply.
(7)	Approximately 95% of this investment is subject to a 25% quarterly investor level gate. The remaining 5% of this investment is subject to a 5% quarterly investor level gate.
(8)	Approximately 51% of this investment is available for redemption quarterly. The remaining 49% of this investment is available for redemption semi-annually, subject to a 25% investor level gate. Subsequent to October 31, 2019, the Fund entered into a commitment agreement to make an additional investment into the investment fund. Under the terms of the commitment agreement, the next available redemption date is June 30, 2022.
(9)	The investment fund is a term vehicle and does not have a set redemption timeframe.
(10)	Subject to a 16.67% semi-annual investor level gate.
(11)	The investment funds do not have set redemption timeframes but are liquidating investments and making distributions as underlying investments are sold.

See accompanying notes to consolidated financial statements.

4

Ironwood Institutional Multi-Strategy Fund LLC
Consolidated Statement of Operations
Six Months Ended October 31, 2019
(Unaudited)

Investment income
Dividend income	$2,870,055
Interest income	1,090,210
Other income	25,512
Total investment income	3,985,777

Expenses
Advisory fees	15,086,804
Administration fees	655,743
Professional fees	550,646
Commitment fees	408,889
Custody fees	160,416
Risk monitoring fees	117,461
Filing fees	85,420
Printing and communication fees	74,547
Directors’ fees	52,500
Other	57,163
Total expenses	17,249,589

Net investment loss	(13,263,812)

Realized and unrealized gain from investments in investment funds
Net realized gain on redemptions from investments in investment funds	1,897,818
Net change in unrealized appreciation/depreciation on investments in investment funds	54,178,979
Net realized and unrealized gain on investments in investment funds	56,076,797
Net increase in net assets resulting from operations	$42,812,985

See accompanying notes to consolidated financial statements.

5

Ironwood Institutional Multi-Strategy Fund LLC
Consolidated Statements of Changes in Net Assets

	Six Months Ended October 31, 2019 (Unaudited)	Year Ended April 30, 2019
Operations
Net investment loss	$(13,263,812)	$(25,934,602)
Net realized gain on redemptions from investments in investment funds	1,897,818	50,659,609
Net change in unrealized appreciation/depreciation on investments in investment funds	54,178,979	46,547,809
Net increase in net assets resulting from operations	42,812,985	71,272,816

Distributions to Members
Distributions from net investment income	—	(84,185,062)
Decrease in net assets resulting from distributions to Members	—	(84,185,062)

Member transactions
Subscriptions	128,540,974	399,905,165
Reinvestment of distributions	—	77,816,527
Redemptions	(87,360,621)	(139,430,243)
Net increase in net assets resulting from Member transactions	41,180,353	338,291,449

Net increase in net assets	83,993,338	325,379,203
Net assets, beginning of period	2,466,516,070	2,141,136,867
Net assets, end of period	$2,550,509,408	$2,466,516,070

Unit transactions
Units outstanding, beginning of period	2,172,931.63	1,874,583.48
Units issued	112,215.58	351,040.51
Units issued for reinvestment of distributions	—	70,854.71
Units redeemed	(76,268.08)	(123,547.07)
Units outstanding, end of period	2,208,879.13	2,172,931.63

See accompanying notes to consolidated financial statements.

6

Ironwood Institutional Multi-Strategy Fund LLC
Consolidated Statement of Cash Flows
Six Months Ended October 31, 2019
(Unaudited)

Operating activities
Net increase in net assets resulting from operations	$42,812,985
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized gain on redemptions from investments in investment funds	(1,897,818)
Net change in unrealized appreciation/depreciation on investments in investment funds	(54,178,979)
Purchases of investments in investment funds	(190,057,741)
Proceeds from sales of investments in investment funds	19,913,519
Increase in dividends receivable	(347,789)
Increase in other assets	(120,508)
Increase in payable to Adviser	317,126
Decrease in accrued expenses	(162,049)
Net cash used in operating activities	(183,721,254)

Financing activities
Subscriptions received	127,403,299
Redemptions paid	(86,976,478)
Net cash provided by financing activities	40,426,821

Net change in cash and cash equivalents	(143,294,433)
Cash and cash equivalents, beginning of period	484,019,424
Cash and cash equivalents, end of period	$340,724,991

Supplemental disclosure of non cash activities
Non-cash subscriptions	$321,419
Non-cash redemptions	$62,724

See accompanying notes to consolidated financial statements.

7

Ironwood Institutional Multi-Strategy Fund LLC
Consolidated Financial Highlights

	Six Months Ended October 31, 2019 (Unaudited)	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015
Net asset value, beginning of period	$1,135.11	$1,142.19	$1,120.11	$1,060.30	$1,135.54	$1,113.84
Net investment income (loss)(a)	(6.06)	(12.57)	(15.71)	(15.44)	(15.43)	(17.63)
Net realized and unrealized gain (loss) on investments in investment funds	25.61	47.11	87.34	91.67	(30.82)	77.14
Net increase (decrease) in net assets resulting from operations	19.55	34.54	71.63	76.23	(46.25)	59.51
Distributions paid from:
Net investment income	—	(41.62)	(49.55)	(16.42)	(27.60)	(37.81)
Net realized gains	—	—	—	—	(1.39)	—
Total distributions	—	(41.62)	(49.55)	(16.42)	(28.99)	(37.81)
Net asset value, end of period	$1,154.66	$1,135.11	$1,142.19	$1,120.11	$1,060.30	$1,135.54
Total return(b)	1.72%	3.15%	6.46%	7.23%	(4.13%)	5.43%
Ratio of total expenses to average net assets before expense waivers and recaptures(c)	1.38%	1.38%	1.41%	1.43%	1.44%	1.52%
Ratio of total expenses to average net assets after expense waivers and recaptures(c)	1.38%	1.38%	1.41%	1.43%	1.44%	1.57%
Ratio of net investment loss to average net assets(d)	(1.06%)	(1.14%)	(1.36%)	(1.42%)	(1.44%)	(1.57%)

Portfolio turnover	0.93%	10.99%	4.54%	18.17%	19.20%	8.73%
Net assets, end of period (in thousands)	$2,550,509	$2,466,516	$2,141,137	$1,989,914	$1,978,509	$1,641,973

(a)	Calculated based on the average units outstanding methodology.
(b)	Total return assumes a subscription of a unit in the Fund at the beginning of the period, a repurchase of the unit on the last day of the period, and the re-investment of all distributions during the period.
(c)	Ratios do not reflect the Fund’s proportionate share of the expenses of the investment funds.
(d)	Ratios do not reflect the Fund’s proportionate share of the income and expenses of the investment funds.
The above ratios and total return have been calculated for the Members taken as a whole. Ratios for periods less than a year have been annualized. The total return for periods less than a year has not been annualized. An individual Member’s return and ratios may vary from these returns and ratios due to the timing of unit transactions.

See accompanying notes to consolidated financial statements.

8

Ironwood Institutional Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements

Six Months Ended October 31, 2019

(Unaudited)

1. Organization

Ironwood Institutional Multi-Strategy Fund LLC (the “Fund”) was organized under the laws of the state of Delaware as a limited liability company on August 25, 2010 and commenced operations on January 1, 2011. The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”) as a closed-end, non-diversified management investment company. The Fund is also registered under the U.S. Securities Act of 1933, as amended (the “1933 Act”). The Fund currently complies, and intends to continue to comply with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), as such requirements are described in Note 2.

The Fund’s investment objective is capital appreciation with limited variability of returns. The Fund attempts to achieve this objective by allocating capital among a number of pooled investment vehicles. Each is managed by an independent investment manager pursuant to various alternative investment strategies, including relative value; market neutral and low net equity; event-driven; and distressed and credit securities.

The Fund is a master fund in a master-feeder structure whereby Ironwood Multi-Strategy Fund LLC (the “Feeder Fund”) invests substantially all of its assets in the Fund. As of October 31, 2019, the Feeder Fund owned 53.56% of the Fund’s net assets. Other eligible investors (together with the Feeder Fund, “Members”) in the Fund include high net worth individuals, foundations, pensions, and other institutions.

Ironwood Capital Management serves as the Fund’s investment adviser (the “Adviser”) and is responsible for providing day-to-day investment management services to the Fund, subject to the oversight of the Fund’s Board of Directors (the “Board”). The Adviser is registered as an investment adviser with the U.S. Securities and Exchange Commission under the U.S. Investment Advisers Act of 1940, as amended. The Adviser is also registered as a Commodity Pool Operator with the U.S. Commodity Futures Trading Commission and is a member of the National Futures Association. The Board has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations. The majority of the members of the Board are not “interested persons” (as defined by the 1940 Act) of the Fund or the Adviser.

The Fund utilizes the Bank of New York Mellon (the “Administrator” and “Custodian”) as its independent administrator and custodian.

9

Ironwood Institutional Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements (continued)

(Unaudited)

2. Significant Accounting Policies

Basis of Presentation

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Such policies are consistently followed by the Fund in the preparation of its consolidated financial statements. The consolidated financial statements are expressed in U.S. dollars.

The Fund is an investment company as described in Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies. The Fund follows the accounting and reporting guidance in ASC 946.

Use of Estimates

The preparation of these consolidated financial statements in conformity with U.S. GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements, including the estimated fair value of investments. Actual results could differ from those estimates.

Basis of Consolidation

The consolidated financial statements include the financial position and the results of operations of the Fund and its wholly owned subsidiaries, Ironwood Multi-Strategy Fund Ltd. (“CFC”), a Cayman Islands controlled foreign corporation, and Ironwood Multi-Strategy Fund LP (“IMSLP”), a Delaware limited partnership. IMSLP was dissolved during the six months ended October 31, 2019. CFC has the same investment objective as the Fund and is primarily used to invest in investment funds which do not allow U.S. entities to invest directly. As of October 31, 2019 and for the six months then ended no investment funds were held by the wholly owned subsidiaries.

Net Asset Value Determination

The net asset value of the Fund is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below or as determined pursuant to policies established by the Board.

10

Ironwood Institutional Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements (continued)

(Unaudited)

Portfolio Valuation

The Fund values its investments in investment funds at fair value in accordance with ASC Topic 820, Fair Value Measurement (“ASC 820”). See Note 4 for more information.

Cash and Cash Equivalents

The Fund defines cash equivalents as short-term, highly liquid investments with original maturities of three months or less at the date of acquisition. The Fund places its cash and cash equivalents in accounts with entities that are affiliated with the Custodian and the Administrator and, at times, such balances may be in excess of the Federal Deposit Insurance Corporation insurance limits. The Fund also maintains money market investments with other U.S. financial institutions. The Adviser monitors the financial condition of such entities and does not anticipate any losses from these counterparties. As of October 31, 2019, cash equivalents of $ 328,389,991 consist of investments in money market funds. These investments are valued at their respective net asset value per share and are categorized as Level 1 in the fair value hierarchy, as defined in ASC 820.

Income and Expense Recognition

The Fund records investment transactions on a trade date basis and recognizes income and expenses on an accrual basis. Income, expenses, and realized and unrealized gains and losses are recorded monthly. Changes in the investment funds’ fair values are included in net change in unrealized appreciation/depreciation on investments in investment funds on the consolidated statement of operations. Realized gain (loss) from investments in investment funds is calculated using the specific identification methodology.

Income Taxes

The Fund currently complies, and intends to continue to comply with the requirements of Subchapter M of the Code applicable to Regulated Investment Companies (“RICs”) and distributes substantially all of its taxable income to its Members. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and state(s) as applicable. The Fund has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements as of October 31, 2019. If applicable, the Fund recognizes interest accrued related to liabilities for unrecognized tax in interest expense and penalties in other expenses on the consolidated statement of operations. The open tax years under potential examination vary by jurisdiction, but in general tax authorities can examine all tax returns filed for the last three tax years.

The Fund has a tax year that ends on April 30.

11

Ironwood Institutional Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements (continued)

(Unaudited)

Dividend Reinvestment Plan

Each Member will have all income distributions and capital gains distributions automatically reinvested in additional units unless such Member specifically elects to receive all income distributions and capital gains distributions in cash.

3. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the investment funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, written option contracts, and swaps. The Fund’s risk of loss in these investment funds is limited to the value of the Fund’s interest in these investment funds as reported by the Fund.

4. Fair Value of Financial Instruments

ASC 820 provides for the use of net asset value (or its equivalent) as a practical expedient to estimate fair value of investments in investment funds, provided certain criteria are met. Accordingly, the Fund values its investments in investment funds at fair value, which is an amount equal to the sum of the Fund’s proportionate interests in the investment funds, as determined from financial information provided by the respective administrators or investment managers of the investment funds. These fair values represent the amounts the Fund would receive if it were able to liquidate its investments in the investment funds as of the measurement date, prior to any early withdrawal charges, if applicable. Some values received are estimates, subject to subsequent revision by the respective administrators or investment managers. Values received are generally net of management fees and incentive fees or allocations payable to the investment funds’ investment managers pursuant to the investment funds’ operating agreements. The investment funds value their underlying investments in accordance with policies established by each investment fund, as described in each of their financial statements or offering memoranda.

The investment funds hold positions in readily marketable investments and derivatives that are valued at quoted market values and/or less liquid non-marketable investments and derivatives that are valued at estimated fair value. The mix and concentration of more readily marketable investments and less liquid non-marketable investments varies across the investment funds based on various factors, including the nature of their investment strategy. The Fund’s investments in investment funds are subject to the terms and conditions of the respective operating agreements and offering memoranda.

12

Ironwood Institutional Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements (continued)

(Unaudited)

The Adviser has designed ongoing due diligence processes with respect to investment funds, their administrators, and their investment managers. The Adviser assesses the quality of information provided and determines whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may require the Adviser to forego its normal reliance on the value provided and to independently determine the fair value of the Fund’s interest in the investment fund.

The Adviser has designated a committee to oversee the valuation of the Fund’s investments (the “Valuation Committee”). The Valuation Committee is comprised of senior personnel, the majority of whom are separate from the Fund’s portfolio management team, and is responsible for developing written valuation policies and procedures, conducting periodic reviews of those policies and procedures, and evaluating the overall fairness and consistent application of the valuation policies and procedures. The Valuation Committee meets on a quarterly basis or more frequently as needed.

If no value is readily available from an investment fund or if a value supplied by an investment fund is deemed by the Valuation Committee not to be indicative of its fair value, the Valuation Committee would determine, in good faith, the fair value of the investment fund under procedures adopted by the Board and subject to Board oversight. Because of the inherent uncertainty of valuation, the fair values of the investment funds held by the Fund may differ significantly from the values that would have been used had a ready market for the investment funds been available. As of and for the six months ended October 31, 2019, all investments in investment funds were valued using the values provided by the investment funds or their administrators.

As of October 31, 2019, approximately 0.04% of the Fund’s net assets were invested in investment funds that do not have set redemption timeframes but are liquidating investments and making distributions as underlying investments are sold. Additionally, 0.99% of the Fund’s net assets were invested in a term vehicle, which does not have a set redemption timeframe. The timing of these investments’ liquidation is unknown.

In accordance with U.S. GAAP, investments in investment funds that are valued at net asset value as a practical expedient are not required to be included in the fair value hierarchy. All investments in investment funds were valued at their respective net asset value as of October 31, 2019, and are excluded from the fair value hierarchy.

The following is a summary of the investment strategies of the investment funds held by the Fund as of October 31, 2019.

13

Ironwood Institutional Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements (continued)

(Unaudited)

Relative value strategies attempt to capture pricing anomalies between assets that for all economic purposes are identical. Relative value strategies capture these inefficiencies by utilizing a combination of assets including bonds, stocks, swaps, options, exchange traded funds, currencies, futures, etc. One such strategy is capital structure arbitrage which involves the purchase and short sale of different classes of securities of the same issuer where there is a relative mispricing between two classes of securities. An example of this strategy is the purchase of undervalued senior secured debt and the short sale of overvalued subordinated unsecured debt or common equity. Other examples of relative value strategies include fixed income arbitrage, relative value interest rates, convertible bond arbitrage, relative value energy, and quantitative strategies. Generally, investment funds within this strategy require a 30 to 90 day notice period to redeem at the next available redemption date.

Market neutral and low net equity strategies involve the purchase of a stock or basket of stocks that is relatively underpriced as well as selling short a stock or basket of stocks that is relatively overpriced. Depending on the manager’s investment strategy, the determination of whether a stock is overpriced or underpriced can be made through fundamental analysis (a fundamental strategy) or by complex statistical models that examine numerous factors that affect the price of a stock (a quantitative strategy). The Adviser will utilize equity managers that target well-hedged and low net exposures and/or use a balanced approach to investing, i.e., they are short approximately the same dollar value of stocks they are long. Generally, investment funds within this strategy require a 9 to 90 day notice period to redeem at the next available redemption date.

Event-driven strategies involve the assessment of how, when, and if specific transactions will be completed and the effect on corporations and financial assets. A common event-driven strategy is merger arbitrage (also called risk arbitrage). This involves the purchase of the stock of a target company involved in a potential merger and, in the case of a stock-for-stock offer, the short sale of the stock of the acquiring company. The target company’s stock would typically trade at a discount to the offer price due to the uncertainty of the completion of the transaction. The positions may be reversed if the manager feels the acquisition may not close. This strategy aims to capture the spread between the value of the security at the close of the transaction and its discounted value at the time of purchase. Other examples of event-driven strategies and opportunities include corporate restructurings, spin-offs, operational turnarounds, activism, asset sales, and liquidations. Generally, investment funds within this strategy require a 60 to 90 day notice period to redeem at the next available redemption date.

Distressed strategies involve the purchase or short sale of debt or equity securities of issuers experiencing financial distress. These securities may be attractive because of the market’s inaccurate assessment of the issuer’s future potential or the values and timing of recoveries. Managers may obtain voting rights or control blocks and actively participate in the bankruptcy or reorganization process while other investors may remain passive investors. Examples of distressed securities trades include bankruptcies, liquidations, post-restructured equities, structured credit, and balance sheet restructurings. Credit strategies involve a variety of strategies intended to exploit inefficiencies in the high-yield and related credit markets. Generally, investment funds within these strategies require a 90 to 120 day notice period to redeem at the next available redemption date.

14

Ironwood Institutional Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements (continued)

(Unaudited)

5. Investment Transactions

Total purchases of investment funds for the six months ended October 31, 2019 were $190,057,741. Total redemptions from investment funds for the six months ended October 31, 2019 were $19,913,519.

6. Subscriptions and Redemptions

The minimum initial investment by Members is $50,000 and the minimum subsequent investment is $10,000, both subject to waiver by the Adviser. Members may purchase units as of the first business day of the month.

Foreside Fund Services, LLC acts as the distributor (the “Distributor”) of the Fund’s units. The Distributor has entered into, and may continue to enter into, selected dealer agreements with various brokers and dealers (“Selling Agents”) that agree to participate in the distribution of the Fund’s units. Investments in the Fund’s units may be subject to a sales charge (a “Sales Charge”) of up to 2.00%. The Sales Charge is in addition to the subscription price for units and does not form a part of a Member’s investment in the Fund. Generally, the Sales Charge relating to units is paid directly to the Selling Agent that assisted in the placement of such units.

The Board, in its sole and absolute discretion, may authorize the Fund to make a tender offer to repurchase Members’ units (an “Offer”).

In determining whether the Fund should make an Offer to repurchase units from Members, the Board will consider, among other things, the recommendation of the Adviser. The Adviser expects that it will recommend to the Board that the Fund make an Offer to repurchase units from Members semi-annually on June 30 and December 31. While there can be no guarantee that it will continue this practice, to date, the Fund has offered to repurchase 10 – 20% of its units at each of its June 30 and December 31 Offers.

As part of each Offer, Members of the Fund may request to tender units and immediately subscribe the resulting proceeds to the Feeder Fund. As part of the Feeder Fund’s tender offers, Members of the Feeder Fund may request to tender units and immediately subscribe the resulting proceeds to the Fund. In these circumstances, the Fund and the Feeder Fund process the transactions without requiring the payment or receipt of cash. For the six months ended October 31, 2019, the total amounts of non-cash subscriptions and redemptions were $321,419 and $62,724, respectively.

15

Ironwood Institutional Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements (continued)

(Unaudited)

A 5% early repurchase fee is charged on repurchased units that have been held less than one year, payable to the Fund. The Board or the Adviser may waive the imposition of the early repurchase fee.

7. Advisory Fee, Related Party Transactions, and Other Expenses

In consideration of the advisory and other services provided by the Adviser to the Fund, the Fund pays the Adviser a monthly advisory fee of 0.10% (1.20% per annum) of the Fund’s month end net asset value. The advisory fee is an expense paid out of the Fund’s assets and is computed based on the value of the net assets of the Fund as of the close of business on the last calendar day of each month, before adjustments for any repurchases effective on that day. The advisory fee is payable in arrears as of the last calendar day of the applicable quarter and is in addition to the asset-based management fees and incentive fees or allocations charged by the investment funds and indirectly borne by Members in the Fund. For the six months ended October 31, 2019, the Fund incurred advisory fees of $15,086,804, of which $7,584,638 was payable to the Adviser as of October 31, 2019.

The Fund pays all investment expenses, including, but not limited to, brokerage commissions and all other costs of executing transactions, interest expense, commitment fees, custody fees, its share of expenses of the investment funds, including management fees to the investment managers of the investment funds (ranging from 0.00% to 3.50% of net asset value) and incentive fees or allocations to such investment managers (ranging from 0% to 35% of net profits). The Fund also pays all ongoing ordinary administrative and operational costs of the Fund, including (but not limited to) legal costs, audit and tax preparation fees, fees paid to the Administrator, fees paid to the regulatory and compliance administrator, risk monitoring fees, filing fees, insurance expense, bank charges, and taxes. The Fund will also pay any extraordinary operating expenses. Among the Fund’s operating expenses are certain costs that may be associated in part with the Feeder Fund that are not clearly allocable on a separate basis, such as joint vendor contracts. The Feeder Fund is the largest member of the Fund and as such bears a significant pro rata share of all expenses of the Fund.

The Adviser will bear all ongoing ordinary administrative and operational costs of the Adviser, including employees’ salaries, office rent, travel costs, computer and equipment costs, telephone bills, office supplies, research and data costs, legal costs, accounting costs, filing costs, and communication expenses.

The Adviser has entered into an agreement with the Fund (the “Expense Limitation Agreement”) whereby it has contractually agreed to waive its fees and/or reimburse the Fund’s expenses to the extent necessary to ensure that the monthly expenses of the Fund (excluding taxes, brokerage commissions, interest expense and commitment fees incurred in connection with any credit facility, other transaction related expenses, custody fees, bank charges, any extraordinary expenses of the Fund, any acquired fund fees and expenses, and the advisory fee) will not exceed 0.020833% (0.25% per annum) of the Fund’s net assets as of each month end during the term of the Expense Limitation Agreement (the “Expense Limitation”). The Fund will carry forward, for a period not to exceed 3 years from the date on which a waiver or reimbursement is made by the Adviser, any expenses in excess of the Expense Limitation and repay the Adviser such amounts; provided that the Fund is able to effect such reimbursement and remain in compliance with the Expense Limitation disclosed in the prospectus that was in effect at the time of the original waiver.

16

Ironwood Institutional Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements (continued)

(Unaudited)

Eligible expenses were below the Expense Limitation and no eligible expenses were recaptured under the Expense Limitation Agreement during the six months ended October 31, 2019. There are no amounts subject to potential future reimbursement.

Compensation to the independent directors for the six months ended October 31, 2019 was $52,500.

As of October 31, 2019, directors, officers, and the Adviser and its employees held units in the Fund as follows:

	Units	Percent of Net Assets
Directors	1,049.13	0.05%
Officers	146.80	0.01%
Adviser and its employees	3,201.87	0.14%
Total	4,397.80	0.20%

8. Credit Facility

The Fund maintains a secured credit agreement with an unaffiliated bank for a revolving line of credit (the “Credit Facility”). The maximum availability under the Credit Facility is $200,000,000, subject to specific asset-based covenants. Borrowings are collateralized in full by certain assets of the Fund and bear interest at an annual rate of London Interbank Offered Rate plus 1.35% (the “Spread”). The Fund also pays an annual commitment fee of 0.40% on the amount by which the maximum availability exceeds the outstanding loan balance. Interest and commitment fees are accrued daily and, if not repaid by month end accrual date, are automatically added to the principal amount of the loan. The contractual maturity of the Credit Facility is April 16, 2020.

Commitment fees incurred for the six months ended October 31, 2019 are included on the consolidated statement of operations. During the six months ended October 31, 2019, the Fund did not have an outstanding balance. If the Fund had an outstanding balance as of October 31, 2019, the interest rate in effect would have been 3.13%.

17

Ironwood Institutional Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements (continued)

(Unaudited)

9. Income Taxes

The Fund generally invests in investment funds organized outside the United States that are treated as corporations for U.S. tax purposes and are expected to be classified as passive foreign investment companies (“PFICs”). Certain PFICs provide information regarding the amount of U.S. taxable income and gain. For such PFICs, the Fund has made Qualified Electing Fund (“QEF”) elections for tax purposes.

For other PFICs that do not provide information regarding taxable income and gain, the Fund has made mark-to-market (“MTM”) elections which convert any unrealized gain to ordinary taxable income.

The Fund also invests in investment funds organized in the U.S. that are treated as partnerships for U.S. income tax purposes.

Net investment income (loss) and net realized gain (loss) from investments in investment funds may not be treated the same for financial statement and for U.S. tax purposes. Temporary book-tax differences result when the Fund holds an investment in an investment fund, and such temporary book-tax differences generally become permanent upon disposal of the investment fund.

As of October 31, 2019, the aggregate cost and related gross unrealized appreciation and depreciation for tax purposes were as follows:

Cost of investments for tax purposes	$2,124,970,423

Gross tax unrealized appreciation	$114,204,907
Gross tax unrealized depreciation	(487,659)
Net tax unrealized appreciation on investments	$113,717,248

Distribution of Income and Gains

The Fund declares and pays dividends annually from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

As of April 30, 2019, the Fund’s last fiscal and tax year-end, the components of distributable earnings on a tax basis were as follows:

Qualified late-year losses	$(315,257)
Accumulated capital losses	(2,236,990)

18

Ironwood Institutional Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements (continued)

(Unaudited)

Qualified late-year losses represent ordinary losses incurred after December 31, 2018. For income tax purposes, these losses are deemed to arise on the first day of the Fund’s next taxable year. For the year ended April 30, 2019, the Fund deferred late-year ordinary losses of $315,257 to May 1, 2019.

As of April 30, 2019, the Fund had available for federal income tax purposes unused short-term capital losses that will not expire of $606,109 and long-term capital losses that will not expire of $1,630,881. These loss carryforwards retain their character as either short-term or long-term and may be used to offset future realized capital gains.

There were no distributions paid during the six months ended October 31, 2019.

10. Commitments and Contingencies

As of October 31, 2019, the Fund had unfunded capital commitments to investment funds of $86,737,863.

Subsequent to October 31, 2019, the Fund entered into a capital commitment agreement with an investment fund in the amount of $75,503,000.

11. Indemnification

In the normal course of business, the Fund enters into contracts that provide general indemnifications and that contain a variety of representations and warranties. The Fund’s maximum exposure in connection with these contracts is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, no claims have been made under these indemnities in the past, and while there can be no assurances in this regard, the Fund is not aware of any such claims that may be made in the future.

12. Subsequent Events

The Adviser has performed a subsequent events review and determined that there were no subsequent events which would have a significant impact on the Fund’s financial position or results of operations.

19

Ironwood Institutional Multi-Strategy Fund LLC

Supplemental Information

(Unaudited)

Fund Management

The Fund’s officers are appointed by the Board of Directors and oversee the management of the day-to-day operations of the Fund subject to the oversight of the Board of Directors. One of the directors and all of the officers of the Fund are officers or employees of Ironwood Capital Management (the “Adviser” or “Ironwood”). The other directors (the “Independent Directors”) are not affiliated with the Adviser and are not “interested persons” as defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”). A list of the directors of the Fund and a brief statement of their present positions and principal occupations during the past five years are set out below.

Directors

Name and Age	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Public Company Directorships
Disinterested Directors
Richard W. Meadows Age: 69	Independent Director	Term - Indefinite Length - Since inception	Retired since 2010; prior thereto Executive Vice President of mutual fund administration firm	2	0
M. Kelley Price Age: 69	Independent Director	Term - Indefinite Length - Since inception	Retired since 2010; prior thereto Executive Vice President of mutual fund administration firm	2	0
David Sung Age: 66	Independent Director	Term - Indefinite Length - Since October 1, 2015	Retired since 2014; prior thereto Partner of Ernst & Young LLP	2	The Hartford Group of Funds (84 portfolios); also directorships with multiple private wealth and fund management businesses
Interested Directors(2)
Jonathan Gans Age: 48	Director, Chairman of the Board	Term - Indefinite Length - Since inception	Chief Executive Officer and President of Ironwood	2	0

(1) Each Director will serve for the duration of the Fund, or until his death, resignation, termination, removal, or retirement.

(2) “Interested person,” as defined in the 1940 Act, of the Fund (“Interested Director”) because of the affiliation with the Fund and Ironwood.

20

Ironwood Institutional Multi-Strategy Fund LLC

Supplemental Information (continued)

(Unaudited)

Officers

Set forth below is the Fund’s officers’ name, age, position with the Fund, length of term of office, and the principal occupation for the last five years, as of October 31, 2019. The business address of each officer is care of Ironwood Capital Management, One Market Plaza, Steuart Tower, Suite 2500, San Francisco, California 94105.

Name and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Jonathan Gans Age: 48	Chief Executive Officer, President	Term - Indefinite Length - Since inception	Chief Executive Officer and President of Ironwood
Alison Sanger Age: 48	Chief Compliance Officer	Term - Indefinite Length - Since inception	Chief Operating Officer and Chief Compliance Officer of Ironwood
Laurie Chatoff Age: 52	Secretary	Term - Indefinite Length - Since March 15, 2013	Chief Financial Officer of Ironwood
Martha Boero Age: 36	Treasurer	Term - Indefinite Length - Since March 15, 2013	Senior Vice President and Fund Controller of Ironwood

21

Ironwood Institutional Multi-Strategy Fund LLC

Supplemental Information (continued)

(Unaudited)

Investment Advisory Agreement

The Investment Advisory Agreement between Ironwood Institutional Multi-Strategy Fund LLC (the “Master Fund”) and Ironwood Multi-Strategy Fund LLC (the “Feeder Fund,” and together with the Master Fund, the “Funds”) and the Adviser (the “Agreement”) provides that the Adviser is responsible, subject to the oversight of the Board of Directors (the “Board”), for providing investment supervisory services to the Funds. Such investment supervisory services include ongoing investment guidance, policy direction, and monitoring. The Adviser makes the Funds’ investment decisions in accordance with the Funds’ stated investment objectives, policies, and restrictions.

The Adviser also provides and/or oversees operational services to the Funds, including service provider oversight, administration services, fund accounting, investor services, assistance with meeting legal and regulatory requirements, compliance services, and any other services necessary for the operation of the Funds.

The Agreement was approved for an initial two-year term on December 23, 2010. Thereafter, the Agreement continues in effect from year to year subject to annual approval by the Board (including a majority of the Independent Directors), or by the vote of a majority of the Members of each Fund with respect to that Fund. The Agreement may be terminated with respect to either Fund at any time by the Board, by a vote of a majority of the outstanding voting securities of the relevant Fund or, upon 90 days’ written notice to the relevant Fund, by the Adviser.

The Independent Directors met telephonically in executive session with counsel to the Funds on September 3, 2019; telephonically in executive session with counsel and with representatives of the Adviser on September 9, 2019; and in person on September 16, 2019 to evaluate whether to approve the Agreement for an additional one-year term. At the in-person Board meeting on September 16, 2019, the Board, including all of the Independent Directors, considered and unanimously approved the Agreement for such additional one-year term.

In the course of considering whether to approve the Agreement, the Board considered written materials that were provided by the Adviser and by Fund counsel in advance of its meetings, the terms of the Agreement, the operations of the Funds, and other relevant factors.

The Board discussed the Funds’ existing relationship with the Adviser, as well as the nature and quality of the investment advisory and administrative services provided. The Board acknowledged that the Adviser has demonstrated its commitment to maintaining and expanding operational resources reasonably necessary to manage the Funds in a professional manner and that its efforts to organize and maintain the Funds over time represents an entrepreneurial risk taken by the Adviser. The Board discussed the Adviser’s personnel; the fees and expenses of the Funds; the Adviser’s investment services, philosophy and performance; and the Adviser’s significant operational support services (including the Adviser’s close oversight and continued evaluation of service providers). The Board concluded that the quality of service offered by the Adviser to the Funds was appropriate and that the Adviser’s personnel had sufficient expertise to manage the Funds.

22

Ironwood Institutional Multi-Strategy Fund LLC

Supplemental Information (continued)

(Unaudited)

Among other materials, the Board reviewed a presentation on the Funds’ investment performance through July 31, 2019, along with a comparison to the performance of the HFRI Fund of Funds: Conservative Index, the S&P 500, the Barclays Aggregate Bond Index, the other investment funds to which the Adviser serves as investment manager, and a group of seven other registered alternative funds of funds (the “Peer Group”) that either have objectives and strategies similar to those of the Funds or are offered among certain of the intermediary platforms on which the Funds are offered.

The Board noted the Funds’ investment performance over different periods within the context of the Funds’ stated objectives. The Board considered the Funds’ strategies and evaluated metrics such as absolute and relative returns (i.e., compared to benchmarks and peers), standard deviations, and Sharpe ratios. It considered differences in performance results between the Funds and other funds managed by the Adviser. The Board also acknowledged the consistency of the Funds’ investment performance and the Funds’ risk-adjusted returns over time as competitive with or outperforming all peers. The Board recognized that the S&P 500 and Barclays Aggregate Bond Index information was provided for reference rather than benchmarking purposes. Taking into account all of the information provided, the Board concluded that the investment performance generated by the Adviser was satisfactory and consistent with the Funds’ stated objectives and strategies.

The Board considered the various fees and expenses of the Funds, with an emphasis on the Funds’ expense ratios, both gross and net of the Expense Limitation Agreements, whereby the Adviser agrees to limit certain of the Funds’ annual expenses to 0.25% of the Funds’ net assets. The Board compared the Funds’ expense ratios to those of the Peer Group, observing that the Funds’ expense ratios appear reasonable.

The Board evaluated information regarding the profitability of the Adviser with respect to its management of the Funds based on the nature, extent, and quality of the services provided by the Adviser, the total compensation received by the Adviser from the Funds, and the total costs to the Funds of using the Adviser’s services. The Board took into account expenses borne by the Adviser, the Expense Limitation Agreements, and the substantial resources of the Adviser devoted to the management of the Funds. The Board concluded that the Adviser’s profitability appeared reasonable and appropriate.

In considering the advisory fees, the Board determined that not having “breakpoints” (reductions in the fee as assets under management increase) was appropriate at this time. This was in part based on the absence of such arrangements in the Peer Group and in part based on an assessment that future economies of scale are uncertain.

The Board determined that the fees payable under the Agreement are fair and reasonable in light of the services that the Adviser provides to the Funds and concluded that continuing the Agreement serves the interests of the Funds and the Members. As suggested by the discussion above, many matters were considered as potentially relevant to these determinations, and no single factor was found to be determinative.

23

Ironwood Institutional Multi-Strategy Fund LLC

Supplemental Information (continued)

(Unaudited)

Additional Information

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available: (i) without charge, upon request, by calling (415) 777-2400; and (ii) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

The Fund is required to file, on Form N-PX, its complete proxy voting record for the most recent twelve-month period ended June 30, no later than August 31. The Fund’s Form N-PX filings are available: (i) without charge, upon request, by calling (415) 777-2400; and (ii) on the SEC’s website at http://www.sec.gov.

Filing of Quarterly Schedule of Portfolio Holdings (“Form N-PORT”)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available: (i) without charge, upon request, by calling (415) 777-2400; and (ii) on the SEC’s website at http://www.sec.gov.

Portfolio Managers

The following information is as of October 31, 2019.

The portfolio managers of Ironwood primarily responsible for the investment management of the Fund include Jonathan Gans, Benjamin Zack, and Simon Hong (the “Portfolio Managers”). The Portfolio Managers each serve on the Fund’s Investment & Risk Committee, which has ultimate authority for determining whether the Fund will invest in (or withdraw from) any particular investment. A unanimous vote of the Investment & Risk Committee is required for the Fund to take action with respect to any particular investment. Below are the names and biographical information of the Portfolio Managers.

Jonathan Gans is the Chief Executive Officer and President of Ironwood. He joined the firm in 1996 and is a member of Ironwood’s Investment & Risk Committee, Leadership Committee, Management Committee, and Valuation Committee. He also serves as a Director for Ironwood’s offshore and registered funds. Jon was previously employed at St. Claire Capital Management, where he was General Counsel and Chief Operating Officer. His prior professional experience also includes positions at the Securities and Exchange Commission Division of Enforcement and Glenwood Financial Group. Jon earned a B.A., cum laude, from Williams College, a J.D. from the University of California at Los Angeles School of Law, and is a member of the State Bar of California. Jon is a chapter member of YPO Golden Gate and a Trustee of the San Francisco Museum of Modern Art (SFMOMA), where he has chaired the Investment Committee and served on the Executive Committee.

24

Ironwood Institutional Multi-Strategy Fund LLC

Supplemental Information (continued)

(Unaudited)

Benjamin Zack joined Ironwood in 2004 and is a Partner and Managing Director. Ben is responsible for overseeing Ironwood’s research team and investment process. He is a member of the firm’s Investment & Risk Committee and Leadership Committee. Prior to Ironwood, Ben worked in the Health Care Investment Banking Group of Deutsche Banc Alex. Brown where he helped advise life sciences and medical technology clients on a wide variety of strategic and financial alternatives including mergers and acquisitions, equity and debt issuances, and restructurings. Ben earned a B.B.A. in Finance from the University of Texas at Austin and an M.B.A. in Finance from the Wharton School at the University of Pennsylvania.

Simon Hong joined Ironwood in 2008 and is a Partner and Director. Simon is responsible for overseeing Ironwood’s research team and investment process. He is a member of the firm’s Investment & Risk Committee. Prior to Ironwood, Simon worked in the Investment Banking Division and Global Capital Markets group at Morgan Stanley where he helped advise clients on a wide variety of strategic and financial alternatives. Simon’s prior experience also includes positions in the Investment Management Division of Morgan Stanley and the Private Client Group of Merrill Lynch. Simon received a B.A. in Business Economics from Brown University. Simon is a CAIA designee and is a member of the Chartered Alternative Investment Analyst Association. Simon is a member of the Investment Committee of the Catholic Diocese of Oakland.

25

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the Fund’s most recently filed Form N-CSR.

Item 9. Purchases of equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Fund’s board of directors, where those changes were implemented after the Fund last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a) The Fund’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Fund’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Ironwood Institutional Multi-Strategy Fund LLC

By

/s/ Jonathan Gans

Jonathan Gans, Chief Executive Officer and President

(principal executive officer)

Date: January 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Jonathan Gans

Jonathan Gans, Chief Executive Officer and President

(principal executive officer)

Date: January 6, 2020

By

/s/ Martha Boero

Martha Boero, Treasurer

(principal financial officer)

Date: January 6, 2020